Summary of Significant Accounting Policies (Details) - Schedule of Basic Net Income Per Share and Diluted Net Income Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Basic Net Income Per Share and Diluted Net Income Per Share [Abstract]
Net income attributable to Deswell Industries, Inc. (in Dollars)	$ 7,709	$ 2,059	$ 8,232
Basic weighted average common shares outstanding	15,935	15,935	15,929
Effect of dilutive securities – Options	64	137	206
Diluted weighted average common and potential common shares outstanding	15,999	16,072	16,135
Diluted net income per share (in Dollars per share)	$ 0.48	$ 0.13	$ 0.51
Basic net income per share (in Dollars per share)	$ 0.48	$ 0.13	$ 0.52